Jan. 19, 2018
Supplement dated January 19, 2018 to the Summary Prospectus, Prospectus and
Statement of Additional Information of each Fund named below regarding
Changes in Fund Names

The Board of Directors/Trustees of each Fund listed below has approved a name change for each Fund, by replacing “Prudential” with “PGIM” in each Fund’s name and making certain other related changes, as applicable. The name changes will be effective on June 11, 2018. The current name and new name of each Fund are listed in the table below.

In addition to the name changes noted above:

•	Prudential Jennison Emerging Markets Equity Fund will change its name to PGIM Jennison Emerging Markets Equity Opportunities Fund.

•	Prudential QMA Strategic Value Fund will change its name to PGIM QMA Large-Cap Value Fund and will adopt the following policy:

  The Fund normally invests at least 80% of its investable assets in common stock of large-capitalization companies.

The Prudential Day One Funds invest in certain funds being renamed as noted below. The Prudential Day One Funds will not undergo any name changes.

Registered Investment Company (RIC) and Current Fund Name	RIC and New Fund Name as of June 11, 2018
The Prudential Investment Portfolios, Inc.	The Prudential Investment Portfolios, Inc.
Prudential Balanced Fund	PGIM Balanced Fund
Prudential Conservative Allocation Fund	PGIM Conservative Allocation Fund
Prudential Jennison Growth Fund	PGIM Jennison Growth Fund
Prudential Growth Allocation Fund	PGIM Growth Allocation Fund
Prudential Moderate Allocation Fund	PGIM Moderate Allocation Fund
Prudential Jennison Equity Opportunity Fund	PGIM Jennison Equity Opportunity Fund
Prudential Investment Portfolios 2	Prudential Investment Portfolios 2
Prudential Commodity Strategies Fund	PGIM QMA Commodity Strategies Fund
Prudential Core Conservative Bond Fund	PGIM Core Conservative Bond Fund
Prudential Jennison Small-Cap Core Equity Fund	PGIM Jennison Small-Cap Core Equity Fund
Prudential QMA Emerging Markets Equity Fund	PGIM QMA Emerging Markets Equity Fund
Prudential QMA International Developed Markets Index Fund	PGIM QMA International Developed Markets Index Fund
Prudential QMA Mid-Cap Core Equity Fund	PGIM QMA Mid-Cap Core Equity Fund
Prudential QMA US Broad Market Index Fund	PGIM QMA US Broad Market Index Fund
Prudential TIPS Fund	PGIM TIPS Fund
Prudential Investment Portfolios 3	Prudential Investment Portfolios 3
Prudential Jennison Focused Growth Fund	PGIM Jennison Focused Growth Fund
Prudential QMA Strategic Value Fund	PGIM QMA Large-Cap Value Fund
Prudential Unconstrained Bond Fund	PGIM Unconstrained Bond Fund
Prudential Real Assets Fund	PGIM Real Assets Fund
Prudential QMA Global Tactical Allocation Fund	PGIM QMA Global Tactical Allocation Fund
Prudential Global Absolute Return Bond Fund	PGIM Global Absolute Return Bond Fund
Prudential Investment Portfolios 4	Prudential Investment Portfolios 4
Prudential Muni High Income Fund	PGIM Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Investment Portfolios 5
Prudential 60/40 Allocation Fund	PGIM 60/40 Allocation Fund
Prudential Jennison Diversified Growth Fund	PGIM Jennison Diversified Growth Fund
Prudential Jennison Rising Dividend Fund	PGIM Jennison Rising Dividend Fund
Prudential Investment Portfolios 6	Prudential Investment Portfolios 6
Prudential California Muni Income Fund	PGIM California Muni Income Fund
Prudential Investment Portfolios 7	Prudential Investment Portfolios 7
Prudential Jennison Value Fund	PGIM Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Investment Portfolios 8
Prudential QMA Stock Index Fund	PGIM QMA Stock Index Fund
Prudential Investment Portfolios 9	Prudential Investment Portfolios 9
Prudential Real Estate Income Fund	PGIM Real Estate Income Fund
Prudential Select Real Estate Fund	PGIM Select Real Estate Fund
Prudential Absolute Return Bond Fund	PGIM Absolute Return Bond Fund
Prudential International Bond Fund	PGIM International Bond Fund
Prudential QMA Large-Cap Core Equity Fund	PGIM QMA Large-Cap Core Equity Fund
Prudential Investment Portfolios, Inc. 10	Prudential Investment Portfolios, Inc. 10
Prudential Jennison Equity Income Fund	PGIM Jennison Equity Income Fund
Prudential QMA Mid-Cap Value Fund	PGIM QMA Mid-Cap Value Fund
Prudential Investment Portfolios 12	Prudential Investment Portfolios 12
Prudential QMA Long-Short Equity Fund	PGIM QMA Long-Short Equity Fund
Prudential Short Duration Muni High Income Fund	PGIM Short Duration Muni High Income Fund
Prudential US Real Estate Fund	PGIM US Real Estate Fund
Prudential Global Real Estate Fund	PGIM Global Real Estate Fund
Prudential QMA Large-Cap Core Equity PLUS Fund	PGIM QMA Large-Cap Core Equity PLUS Fund
Prudential Investment Portfolios, Inc. 14	Prudential Investment Portfolios, Inc. 14
Prudential Floating Rate Income Fund	PGIM Floating Rate Income Fund
Prudential Government Income Fund	PGIM Government Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential Investment Portfolios, Inc. 15
Prudential High Yield Fund	PGIM High Yield Fund
Prudential Short Duration High Yield Income Fund	PGIM Short Duration High Yield Income Fund
Prudential Investment Portfolios 16	Prudential Investment Portfolios 16
Prudential QMA Defensive Equity Fund	PGIM QMA Defensive Equity Fund
Prudential Income Builder Fund	PGIM Income Builder Fund
Prudential Investment Portfolios, Inc. 17	Prudential Investment Portfolios, Inc. 17
Prudential Short Duration Multi-Sector Bond Fund	PGIM Short Duration Multi-Sector Bond Fund
Prudential Total Return Bond Fund	PGIM Total Return Bond Fund
Prudential Investment Portfolios 18	Prudential Investment Portfolios 18
Prudential Jennison MLP Fund	PGIM Jennison MLP Fund
Prudential Jennison 20/20 Focus Fund	PGIM Jennison 20/20 Focus Fund
Prudential National Muni Fund, Inc.	Prudential National Muni Fund, Inc.
Prudential National Muni Fund, Inc.	PGIM National Muni Fund
Prudential Jennison Blend Fund, Inc.	Prudential Jennison Blend Fund, Inc.
Prudential Jennison Blend Fund, Inc.	PGIM Jennison Blend Fund
Prudential Sector Funds, Inc.	Prudential Sector Funds, Inc.
Prudential Jennison Financial Services Fund	PGIM Jennison Financial Services Fund
Prudential Jennison Utility Fund	PGIM Jennison Utility Fund
Prudential Jennison Health Sciences Fund	PGIM Jennison Health Sciences Fund
Prudential World Fund, Inc.	Prudential World Fund, Inc.
Prudential QMA International Equity Fund	PGIM QMA International Equity Fund
Prudential Jennison Global Infrastructure Fund	PGIM Jennison Global Infrastructure Fund
Prudential Emerging Markets Debt Local Currency Fund	PGIM Emerging Markets Debt Local Currency Fund
Prudential Emerging Markets Debt Hard Currency Fund	PGIM Emerging Markets Debt Hard Currency Fund
Prudential Jennison Emerging Markets Equity Fund	PGIM Jennison Emerging Markets Equity Opportunities Fund
Prudential Jennison Global Opportunities Fund	PGIM Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund	PGIM Jennison International Opportunities Fund
Prudential Jennison Mid-Cap Growth Fund, Inc.	Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.	PGIM Jennison Mid-Cap Growth Fund
Prudential Jennison Small Company Fund, Inc.	Prudential Jennison Small Company Fund, Inc.
Prudential Jennison Small Company Fund, Inc.	PGIM Jennison Small Company Fund
Prudential Jennison Natural Resources Fund, Inc.	Prudential Jennison Natural Resources Fund, Inc.
Prudential Jennison Natural Resources Fund, Inc.	PGIM Jennison Natural Resources Fund
Prudential Global Total Return Fund, Inc.	Prudential Global Total Return Fund, Inc.
Prudential Global Total Return Fund	PGIM Global Total Return Fund
Prudential Global Total Return (USD Hedged) Fund	PGIM Global Total Return (USD Hedged) Fund
Prudential Short-Term Corporate Bond Fund, Inc.	Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.	PGIM Short-Term Corporate Bond Fund
Prudential Government Money Market Fund, Inc.	Prudential Government Money Market Fund, Inc.
Prudential Government Money Market Fund, Inc.	PGIM Government Money Market Fund
The Target Portfolio Trust	The Target Portfolio Trust
Prudential Core Bond Fund	PGIM Core Bond Fund
Prudential Corporate Bond Fund	PGIM Corporate Bond Fund
Prudential QMA Small-Cap Value Fund	PGIM QMA Small-Cap Value Fund